Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Taxes [Line Items]
Schedule of Income before Income Tax, Domestic and Foreign

For the years ended December 31, 2015 and 2014, the loss from continuing operations before taxes consists of the following:

	2015	2014
Domestic	$(12,072)	$(108,828)
Foreign	(52)	(394)
	$(12,124)	$(109,222)

Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) attributable to continuing and discontinued operations for the years ended December 31, 2015 and 2014 consisted of the following:

	2015	2014
Continued operations:
Current:
Federal	$—	$—
State	—	—
Deferred:
Federal	(866)	—
State	—	—
	$(866)	$—
Discontinued operations:
Current:
Federal	$—	$(246)
State	—	—
Deferred:
Federal	—	—
State	—	—
	$—	$(246)

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense attributable to continuing operations differed from the amounts computed by applying the applicable U.S. federal income tax rate to loss from continuing operations before taxes on income as a result of the following:

	For the year ended December 31,
	2015	2014
Loss from continuing operations before taxes on income	$(12,124)	$(109,222)
Tax rate	35%	35%
Computed “expected” tax benefit	4,243	38,228
State taxes, net of federal income tax benefit	294	793
Change in valuation allowance	(3,627)	(13,864)
Nondeductible expenses	(64)	(25,070)
Other items	20	(87)
Income tax benefit attributable to continuing operations	$866	$—

Schedule of Deferred Tax Assets and Liabilities
Deferred income taxes reflect the net effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of our deferred tax assets and liabilities are as follows as of December 31, 2015 and 2014:

	December 31,
	2015	2014
Deferred income tax assets:
Net operating loss carryforwards	$44,756	$43,558
Stock-based compensation	4,839	4,789
Patents and other	1,212	341
Net deferred income tax assets	50,807	48,688
Less:
Valuation allowance	(50,807)	(48,688)
Net deferred income tax assets	$—	$—

Summary of Valuation Allowance
The following table presents the changes to the valuation allowance during the years presented:

As of January 1, 2014	$37,758
Charged to cost and expenses – continuing operations	13,864
Charged to cost and expenses – discontinued operations	299
Return to provision true-up and other	(3,233)
As of December 31, 2014	$48,688
Charged to cost and expenses – continuing operations	3,627
Charged to cost and expenses – discontinued operations	(299)
Return to provision true-up and other	(1,209)
As of December 31, 2015	$50,807